UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21399


			              The Aegis Funds
               (Exact name of Registrant as specified in charter)

              1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
               (Address of principal executive offices) (Zip code)

  William S. Berno, 1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  (703) 528-7788
				Date of fiscal year end:    12/31
				Date of reporting period:   6/30/06



Item 1.  	Reports to Stockholders

                          Aegis High Yield Fund

                           Semi-Annual Report

                             June 30, 2006



Shareholder Letter                                       August 9, 2006

To the Shareholders of the Aegis High Yield Fund:

We are pleased to present the Aegis High Yield Fund Semi-Annual Report for the six months ended June 30, 2006.

We want to take this opportunity to welcome all of our new shareholders to the Fund. At any time, if you would like further information about the Fund, please go to our website at www.aegishighyieldfund.com for a more detailed look at the high-yield bond market and the Fund s investment approach. For your benefit, we will review the objectives and strategy of the Aegis High Yield Fund:

The Aegis High Yield Fund seeks to earn consistent total returns in the market that exceed our benchmark over periods of three to five years, while striving for below-average risk compared to our peers. Our long-term investment strategy is based on our total return objective. We use in-depth fundamental analysis of issuers to identify bonds and build a portfolio with the potential for capital appreciation due to improved company performance, ratings upgrades, or better industry conditions. We seek situations where Wall Street s appraisal of a security s value is more negative than we have determined based upon an independent study of the facts. The bonds we purchase are not necessarily the highest yielding issues in the market. Our goal is to maximize risk-adjusted long-term total return.

The Fund commenced investment operations as of January 1, 2004. For the six- months ended June 30, 2006, the Aegis High Yield Fund posted a total return of 6.07 percent, compared to a total return of
3.14 percent for its benchmark, the Lehman U.S. Corporate High Yield Index. The Fund s annualized total return since inception is 6.52% versus 6.77% for the Lehman Index.

The Fund s closing net asset value at the end of the period was $10.44 per share, an increase from $10.17 at the beginning of the year, and the Fund paid investment income distributions of $0.34 per share during the six months. At June 30, 2006, the Fund s SEC-calculated 30-day portfolio yield was 7.16%.

The Fund s portfolio remained in a somewhat cautious position at June 30, 2006, with a weighted average portfolio maturity of less than four years and approximately 87% of its portfolio invested in securities with maturities of less than six years. The Fund s cash position was approximately 7% of its portfolio value.

Our view of the economic outlook has changed little in the past six months. We continue to be concerned about a period of slower growth, rising defaults, and pressures on corporate profits resulting from higher commodity costs. We believe that the yields on corporate bonds will continue to widen over Treasury yields as investors become more cautious and therefore quality-conscious. Fortunately, some of these economic risks are already being reflected in the yields we are seeing in the market, as the Lehman Index yield has increased from 8.25% to 8.58% during the past six months.

The portfolio gains in the first half of 2006 were driven by strong market appreciation from a portion of our portfolio, combined with a fortuitous lack of exposure to some of the problem areas of the market, such as homebuilders and paper producers. The Fund also paid an average current yield of approximately 6.6% throughout the period. The net result of these factors was an overall portfolio return that substantially outdistanced the benchmark Lehman Index.

We continue to look for a few selected situations that have strong potential for capital gains as part of our strategy to emphasize total return as well as current income in the Fund portfolio. At the same time, we maintain our ongoing focus on capital preservation in 2006. The bulk of the portfolio is in shorter-term maturities whose primary purpose is to provide a competitive income stream. We maintain our belief that better opportunities will be presented at some point in the 2007-2008 timeframe. Until we see much more attractive yields available, we do not intend to be more aggressive with the Fund s portfolio.

A more in-depth review of the Fund s performance and outlook can be found in the Advisor s Report that is posted on the Fund website. Our decision to use this particular format is a result of the Sarbanes-Oxley Act of 2002. Under the Act, mutual fund officers are required to certify the entirety of each Annual and Semi-Annual report. After some deliberation, we reached the conclusion that we are not in a position to certify background data provided by outside parties, nor will we certify any analysis and subjective conclusions drawn from such data.

Nonetheless, we strongly feel that a thoughtful and detailed discussion of current market conditions is important to our shareholders. Therefore, please continue to anticipate reading this more editorial type of commentary and analysis in the Advisor s Report in the future. If you do not have Internet access, please call the Fund at 800-528-3780 for a copy.

We are pleased to have you as an investor in the Fund, and thank you for your support.

Aegis Financial Corporation
William S. Berno, CFA
Managing Director, Portfolio Manager

Note: All historical performance returns shown in this shareholder letter for the Aegis High Yield Fund are pre-tax returns. Returns include reinvestment of income and capital gains. Past performance is no guarantee of future results. Share prices will fluctuate, so that shares may be worth more or less than their original cost when redeemed.




About Your Fund s Expenses (Unaudited)

Important Note:
As a shareholder of the Fund, you incur ongoing costs, including
management fees and other Fund expenses.   This example is intended
to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire semi-annual period, January 1, 2006 - June 30, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses.

                        Actual                 Hypothetical
                                         (5% annualized return
                                             before expenses)

                                   Actual
         Beginning      Ending     Expenses       Ending     Expenses
       Account Value Account Value Paid During Account Value Paid During
       (01/01/2006)  (06/30/2006)* Period #    (06/30/2006)  Period #
Fund
====
Aegis
High Yield $1,000.00   $1,060.70     $6.13       $1,019.05     $6.01
Fund




*The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund s actual expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 6.07%.

#Expenses are equal to the Fund s annualized expense ratio (1.20%) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period between 01/01/2006 and 6/30/2006).

You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled Actual Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table above also provides information about hypothetical account values and hypothetical expenses based on the Fund s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund is a pure no-load fund and does not charge any sales charges (loads), distribution or service fees, or redemption fees.



Key Statistics

Results of a $10,000 Investment

[Line chart showing the growth of a $10,000 investment for the Fund and the index]

Period ending        Aegis High Yield Fund          Lehman HY Index
-------------        ---------------------          ---------------
January 1, 2004           $10,000                       $10,000
March 31, 2004            $ 9,970                       $10,234
June 30, 2004             $10,031                       $10,136
September 30, 2004        $10,111                       $10,627
December 31, 2004         $10,386                       $11,113
March 31, 2005            $10,396                       $10,934
June 30, 2005             $10,563                       $11,236
September 30, 2005        $10,951                       $11,340
December 31, 2005         $11,037                       $11,417
March 31, 2006            $11,408                       $11,746
June 30, 2006             $11,707                       $11,776


Average Annual Total Returns (As of June 30, 2006)

                    Aegis High Yield Fund           Lehman HY Index
Trailing 1 Year           10.83%                          4.80%
Since inception           6.52%                           6.77%
(January 1, 2004)

Returns on both Aegis High Yield Fund and Lehman Index assume reinvest-ment of all dividends and distributions. Fund returns are after all expenses. Past performance is not predictive of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.



Portfolio Characteristics (Unaudited)

Industry Breakdown
==================

Corporate Bonds                                               91.1%
---------------

Consumer Products                                      5.1%
Consumer Services                                      8.3%
Cosmetics & Toiletries                                 5.3%
Energy & Natural Resources                             4.2%
Financial Services                                    11.5%
Food & Beverage Products                               4.0%
Health Care                                            4.2%
Independent Power Producers                            7.2%
Industrial Services                                   11.9%
Retail and Wholesale                                  13.3%
Technology and Communications                         12.3%
Transportation                                         3.8%

Short-Term Investments                                         0.2%

Other Assets and Liabilities                                   8.7%
                                                              -----

Total Net Assets                                             100.0%



Credit Quality - % of Corporate Bonds
==============
BB                                     24%
B                                      44%
CCC or other                           32%
                                    ------
   Total                              100%



Maturity (Or Most Likely Call) - % of Corporate Bonds
========
Less than 1 year                       9.8%
1-3 years                             38.0%
4-6 years                             39.6%
7-10 years                            12.6%
                                    ------
   Total                             100.0%






Aegis High Yield Fund
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)


                                                    Principal      Market
                                                     Amount         Value
                                                    ---------      ------
Corporate Bonds - 91.1%

Consumer Products - 5.1%
No. Atlantic Trading, Inc. Sr. Notes, 9.25%, 3/1/12  $150,000    $121,500

Consumer Services - 8.3%
Mohegan Tribal Gaming Authority
   Sr. Subord. Notes, 6.375%, 7/15/09                 100,000      97,875
Service Corp. International
   Sr. Unsec. Notes, 6.50%, 3/15/08                   100,000      99,750
                                                                  -------
                                                                  197,625

Cosmetics & Toiletries - 5.3%
Del Laboratories, Inc., 8.00%, 2/01/12                153,000     127,946

Energy & Natural Resources - 4.2%
El Paso Corp. Debentures, 144A, 6.50%, 6/1/08 (1)     100,000      99,750

Financial Services - 11.5%
Ford Motor Credit Notes, 6.50%, 1/25/07               100,000      99,841
GMAC Sr. Unsec. Notes, 5.85%, 1/14/09                 100,000      95,915
PMA Capital Sr. Notes, 8.50%, 6/15/18                  80,000      80,400
                                                                  -------
                                                                  276,156

Food & Beverage Products - 4.0%
Dole Foods Co., 8.625%, 5/1/09                        100,000      96,000

Health Care - 4.2%
Biovail Corp. Sr. Subord. Notes, 7.875%, 4/1/10       100,000     101,750

Independent Power Producers - 7.2%
Calpine Corp, 7.75%, 6/1/15, *                        200,000      72,000
Reliant Energy, Inc., 9.50%, 7/15/13                  100,000     101,000
                                                                  -------
                                                                  173,000

Industrial Services - 11.9%
Alliance One Intl. Inc., 11.00%, 5/15/12              100,000      95,500
Allied Waste N.A. Sr. Notes, 6.50%, 11/15/10          100,000      97,000
Great Lakes Dredge & Dock Corp.
   Sr. Subord. Notes, 7.75%, 12/15/13                 100,000      92,625
                                                                  -------
                                                                  285,125

Retail and Wholesale - 13.3%
Finlay Fine Jewelry Corp. Sr. Notes, 8.375%, 6/1/12   100,000      87,500
Ingles Mkts, Inc. Sr. Subord. Notes, 8.875%, 12/1/11  100,000     105,125
Marsh Supermarkets, Inc.
   Sr. Subord. Notes, 8.875%, 8/1/07                  125,000     124,843
                                                                  -------


                                                                  317,468

Technology and Communications - 12.3%
GTE Hawaiian Telephone Debentures, 7.375%, 9/1/06     100,000     100,500
Intelsat Ltd. Sr. Notes, 5.25%, 11/1/08               100,000      94,500
Unisys Corp. Sr. Notes, 7.875%, 4/1/08                100,000     100,500
                                                                  -------
                                                                  295,500

Transportation - 3.8%
Sea Containers Ltd. Sr. Notes, 7.875%, 2/15/08        100,000      90,500
                                                                ---------
Total Corporate Bonds (Cost $2,220,811)                         2,182,320

Investment Companies - 0.2%
Federated Prime Obligations Fund                        5,305       5,305
                                                                   ------
Total Investment Companies (Cost $5,305)                            5,305
                                                                ---------
Total Investments - 91.3% - (Cost $2,226,116)                   2,187,625

Other Assets and Liabilities - 8.7%                               207,630
                                                                ---------
Net Assets 100.0%                                              $2,395,255


* Non-income producing security due to default or bankruptcy.

(1) 144A-Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A of the Securities Act of 1933, as amended.





See accompanying Notes to the Financial Statements.








Aegis High Yield Fund
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)


Assets

Investment securities at value (cost $2,226,116)              $2,187,625
Cash                                                             161,178
Interest and dividends receivable                                 46,993
                                                              ----------
Total assets                                                   2,395,796


Liabilities

Accrued expenses                                                     541
                                                                   -----
Total liabilities                                                    541


Net Assets                                                    $2,395,255



Net assets consist of:
Paid-in capital                                               $2,312,764
Undistributed net investment income                               14,653
Accumulated net realized gain                                    106,329
Net unrealized depreciation                                      (38,491)
                                                              ----------
Net Assets                                                    $2,395,255


Capital Shares
     Authorized                              Unlimited
     Outstanding                               229,397

Net Asset value per share                                         $10.44
                                                                  ======


See accompanying Notes to the Financial Statements.








Aegis High Yield Fund
Statement of Operations
For the Six Months Ended June 30, 2006
(Unaudited)


Investment Income

Interest income                                                 $97,495
                                                               --------
Total investment income                                          97,495

Expenses

Investment advisory fees                                         10,276
Transfer agency and administration fees                          10,160
Registration fees                                                 6,126
Custody fees                                                      2,817
Printing and postage fees                                         1,622
Legal fees                                                        3,740
Audit fees                                                       16,240
Trustee fees                                                      9,320
Insurance fees                                                    1,254
Miscellaneous fees                                                  945
                                                                -------
Total expenses before waiver                                     62,500
Waiver of fees                                                  (48,799)
                                                                -------
Net expenses                                                     13,701
                                                                -------
Net investment income                                            83,794
                                                                -------

Realized and unrealized gain/(loss) on investments

Net realized gain/(loss) on investments                         106,329

Change in unrealized appreciation/(depreciation) of
    investments for the period                                  (53,398)
                                                                -------

Net realized and unrealized gains/(losses) on investments        52,931
                                                                -------
Net increase/(decrease) in net assets
      resulting from operations                                $136,725



See accompanying Notes to the Financial Statements.









Aegis High Yield Fund
Statement of Changes in Net Assets
For the Six Months Ended June 30, 2006
(Unaudited)

                                      Six Months Ended     Year Ended
                                       June 30, 2006    December 31, 2005
                                        (Unaudited)
                                      ----------------  -----------------

Increase/(decrease) in net assets from operations

Net investment income/(loss)                 $83,794           $164,313

Net realized gain/(loss) from investment     106,329             13,921

Change in unrealized
   appreciation/(depreciation)               (53,398)           (27,627)
                                             --------          ---------
Net increase/(decrease) in net assets
     resulting from operations               136,725            150,607
                                             --------          ---------

Distributions

Net investment income                        (75,481)          (160,007)

Net realized gain from investments                 0            (13,921)
                                             --------          ---------
Total distributions to shareholders          (75,481)          (173,928)


Capital share transactions*

Subscriptions                                687,911          2,422,128

Distributions reinvested                      70,337            164,109

Redemptions                               (1,132,517)        (2,888,622)
                                          -----------        -----------
Total capital share transactions            (374,269)          (302,385)
                                          -----------        -----------

Net increase/(decrease) in net assets       (313,025)          (325,706)
                                          -----------        -----------
Net assets at beginning of period          2,708,280          3,033,986
                                          -----------        -----------
Net assets at end of period               $2,395,255         $2,708,280
                                          -----------        -----------


*Share information
Subscriptions                                 66,237            239,535
Distributions reinvested                       6,791             16,151
Redemptions                                 (109,862)          (288,739)
                                          -----------        -----------
Net increase/(decrease) in shares            (36,834)           (33,053)














See accompanying Notes to the Financial Statements.











Aegis High Yield Fund
Financial Highlights
(Unaudited)


The table below sets forth financial data for a share outstanding of the Fund throughout the period:

                                       For six months    For period ended
                                     Ended June 30, 2006   December 31,
                                        (Unaudited)      2005        2004
                                        -----------      ----        ----
Per share data:

Net asset value, beginning of period     $10.17        $10.14      $10.00*

Income from investment operations:
   Net investment income                   0.38          0.56        0.24

Net realized and unrealized gains/(losses)
   on investments                          0.23          0.06(a)     0.14
                                          -----         -----       -----
Total from investment operations           0.61          0.62        0.38
                                          -----         -----       -----

Less distributions declared
   to shareholders:

Net investment income                     (0.34)        (0.54)      (0.24)

Net realized capital gain/(loss)           0.00         (0.05)       0.00
                                          -----         -----       -----
Total distributions                       (0.34)        (0.59)      (0.24)
                                          -----         -----       -----

Net asset value - end of period          $10.44        $10.17      $10.14
                                         ======        ======      ======


Total investment return                    6.07%**       6.26%       3.86%


Ratios (to average net assets)/supplemental data:

Expenses after reimbursement               1.20%#        1.20%       1.20%

Expenses before reimbursement              5.47%#        3.91%       3.82%

Net investment income                      7.34%#        5.06%       2.69%


Portfolio turnover                           28%**         31%         21%


Net assets at end of period (000's)      $2,395        $2,708      $3,034
                                         ======        ======      ======

*Fund commenced operations January 1, 2004.
** Not annualized.
# Annualized

(a) The amount shown for the year ended December 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.






See accompanying Notes to the Financial Statements







Aegis High Yield Fund
Notes to Financial Statements
June 30, 2006
(Unaudited)

1.  The Organization
Aegis High Yield Fund (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified open-end management company. The Fund is a series of The Aegis Funds, a Delaware statutory trust established July 11, 2003. The Fund commenced operations January 1, 2004. Through December 31, 2003, the Fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the Fund at $10.00 per share on September 29, 2003 to William S. Berno. The sale was settled in the ordinary course of business on September 29, 2003 with the transfer of $100,000.

The Fund s principal investment goal is to seek maximum total return with an emphasis on high current income by investing primarily in a portfolio of corporate bonds rated less than investment grade.

2.  Summary of Significant Accounting Policies
Security valuation. Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2006, none of the Fund s assets were fair valued. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund s advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Cash. Cash includes deposits held at the Fund s custodian in a variable rate account at the applicable interest rate.

Federal Income and Excise Taxes. The Fund s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to Fund shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other. The Fund records security transactions based on the trade date. Interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Advisory Fees and Other Transactions with Affiliates
The Fund entered into an investment management and advisory services agreement (the Agreement) with Aegis Financial Corporation (the Advisor) that provides for fees to be computed at an annual rate of 0.90% of the Fund s average daily net assets. The Agreement shall remain in force through March 31, 2007 and may be renewed for additional one-year periods thereafter if approved annually by a majority of the independent members of the Board. The Agreement may be terminated at any time, without penalty, by the Fund on sixty (60) days written notice or by the Advisor on ninety (90) days written notice. The Fund and the Advisor have also entered into an expense limitation agreement that provides for an expense reimbursement from the Advisor if the Fund s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceed 1.20% of the Fund s average daily net assets. During the six month period ended
June 30, 2006, the Advisor reimbursed the Fund $48,799.

The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Fund s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities and extraordinary expenses, to exceed 1.20% and the repayment is made within three years after the year in which the Advisor incurred the expense. As of June 30, 2006 there was $194,539 of fees available to be recovered no later than December 31, 2009, of which $57,648, $88,092, and $48,799 are recoverable through December 31, 2007, 2008 and 2009, respectively.

The Fund entered into an agreement with BGB Fund Services, Inc., effective January 1, 2004 to provide fund accounting, administration, transfer agency and shareholder services to the Fund at an annual rate of 0.25% of the Fund s average daily net assets. Effective
August 14, 2006, UMB Fund Services, Inc. succeeded BGB Fund Services as fund administrator, providing services to the Fund at an annual rate of 0.10% of the Fund s average daily net assets subject to a minimum annual fee of $40,000.

Certain officers and trustees of the Fund are also officers and directors of the Advisor and BGB Fund Services, Inc. The Fund pays each trustee not affiliated with the Advisor fees in cash or Fund shares of $1,000 for each attended board meeting and $500 for each attended committee meeting.



4.  Investment Transactions
Purchases and sales of long term investment securities, excluding short term investments, were $488,980 and $950,302 respectively, for the six month period ended June 30, 2006. The specific identification method is used to determine tax cost basis when calculating realized gains and losses.

5.  Distributions to Shareholders and Tax Components of Net Assets

At June 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments                        $2,226,116
                                           ----------

Gross Unrealized Appreciation                 $15,707
Gross Unrealized Depreciation                 (54,198)
                                               ------
Net Unrealized Appreciation (Depreciation)
   ($38,491)



As of December 31, 2005, the components of accummulated earnings on a tax basis were as follows:

Undistributed ordinary income                                $6,340

Undistributed long-term gains                                     0
                                                              -----
Tax accumulated earnings                                     $6,340
                                                              -----
Accumulated capital and other losses                              0

Unrealized appreciation (depreciation) on investments       $14,907
                                                            -------
Total accumulated earnings (deficit)                        $21,247

                                                            =======

The tax components of dividends paid during the years ended
December 31, 2005 and 2004 were as follows:

                                                 2005          2004
                                                 ----          ----
Distributions paid from ordinary income        $160,007      $60,057

Distributions paid from long-term capital gains  13,921            0
                                               --------      -------
Total Distributions                            $173,928      $60,057


On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund s tax returns to determine whether the tax positions are more-likely-than-not of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.





Aegis High Yield Fund
Other Information (Unaudited)
June 30, 2006


Board Consideration of Investment Advisory Agreement

The Investment Advisory Agreement between the Fund and the Advisor was most recently renewed at a meeting of the Board held on March 10, 2006. Unless terminated as specified in the Investment Advisory Agreement, the Investment Advisory Agreement continues in effect for successive periods of twelve months, provided such continuance is specifically approved at least annually (a) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. In connection with its consideration of the adoption of the Investment Advisory Agreement, the Board of Directors requested, and the Advisor provided, information and data relevant to the Board s consideration.
The Board reviewed information on expense ratios and management fees for certain comparable funds. The Board discussed the proposed advisory fee of 0.90% of the Fund s average daily net assets and the Expense Limitation Agreement between the Fund and the Advisor, pursuant to which the Advisor has agreed through December 31, 2006 to limit its fee and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to an annual rate of 1.20% (as a percentage of the average daily net assets of the Fund). The Board agreed that the proposed fee structure is reasonable and fair to shareholders. They reviewed the past performance of the Fund and the Advisor, and noted the range of investment advisory and administrative services to be provided by the Advisor to the Fund. The Board took note of the fact that the Advisor has also served as investment advisor to another mutual fund affiliated with the Fund and they noted the level and quality of service provided by the Advisor to that fund. They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Directors, including a majority of the Independent Directors, concluded that the terms of the Investment Advisory Agreement are fair and reasonable and the Board voted to approve the agreement.


Fund Trustees and Officers
                                                Business Experience
                                                and Trusteeships
Name, Age and Address             Position      During the Past 5 Years
---------------------             --------      -----------------------
William S. Berno* (52)            President,    President and Managing
1100 North Glebe Road             Trustee       Director of Aegis Financial
Suite 1040                                      Corporation since 1994;
Arlington, Virginia  22201                      President and Director of
                                                the Aegis Value Fund, Inc.
                                                since 1997; President and
                                                Trustee of the Fund since
                                                2003.

Scott L. Barbee* (35)             Treasurer,    Treasurer and Managing
1100 North Glebe Road             Trustee       Director of Aegis Financial
Suite 1040                                      Corporation since 1997;
Arlington, Virginia  22201		            Treasurer and Director of
					                  the Aegis Value Fund, Inc.
					                  since 1997; Treasurer and
                                                Trustee of the Fund since
                                                2003.

Edward P. Faberman (60)           Trustee       Attorney with the firm of
Wiley Rein & Fielding                           Wiley Rein & Fielding since
1776 K Street N.W.                              2005; Attorney with the
Washington, D.C.  20006                         firm of Ungaretti & Harris,
                                                1996-2005; Director of the
                                                Aegis Value Fund, Inc. since
                                                1997; Trustee of the Fund
                                                since 2003.

Eskander Matta (36)               Trustee       Senior VP of Enterprise
Wells Fargo & Co.                               Internet Services, Wells
550 California Street                           Fargo & Co. since 2002;
2nd Floor                                       Director of Strategic
San Francisco, California  94111                Consulting with Cordiant
                                                Communications, 2001-2002;
                                                Director of the Aegis
                                                Value Fund Inc. since 1997;
					                  Trustee of the Fund since
                                                2003.

Albert P. Lindemann III (44)      Trustee       President and founder of
201 N. Tryon St.				            Redan Capital Partners (real
Suite 2680					            estate investments) since
Charlotte, North Carolina 28202                 2006.  Real estate analyst
                                                with Faison Enterprises,
                                                2000-2006; Director of the
                                                Aegis Value Fund, Inc. since
                                                2000; Trustee of the Fund
                                                since 2003.

David A. Giannini (53)		    Trustee	      Institutional equity sales
30 Rockefeller Plaza                            and research with Scarsdale
Suite 4250                                      Equities since 2006;
New York, NY 10112                              Institutional equity sales
                                                and research with Sanders
                                                Morris Harris, 1997-2006.
                                                Director of the Aegis Value
                                                Fund since 2006; Trustee of
                                                the Fund since 2006.

Paul Gambal* (47)                Secretary      Chairman, Secretary and
1100 North Glebe Road                           Managing Director of
Suite 1040                                      Aegis Financial Corporation
Arlington, VA  22201                            since 1994; Secretary of the
                                                Aegis Value Fund, Inc. since
						            1997; Secretary of the Fund
					                  since 2003.

Skyler S. Showell* (32)          Chief		Chief Compliance Officer of
1100 North Glebe Road	         Compliance 	Aegis Financial Corporation
Suite 1040			         Officer		since 2003; Compliance
Arlington, VA  22201                            Consultant, 2002-2003; Law
                                                student, 2001; Chief
                                                Compliance Officer of the
                                                Fund since 2004.

*indicates persons who are affiliated with Aegis Financial Corporation, the Advisor, and are therefore considered interested persons under the Investment Company Act of 1940.

The Fund s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling the Fund s toll-free phone number, (800)528-3780.


Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by request, without charge, by calling the Fund s toll-free telephone number, 800-528-3780. Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available upon request, without charge, by calling 800-528-3780. The Fund s proxy voting policies and procedures and voting record are also available on the U.S. Securities and Exchange Commission (SEC) website at http://www.sec.gov.

Code of Ethics
The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available, without charge, by calling the Fund toll-free phone number,
(800)528-3780.

Fund Holdings:
The complete schedules of Fund holdings for the second and fourth quarters of each fiscal year are contained in the Fund s semi-annual and annual shareholder reports, respectively. The Fund files complete schedules of Fund holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund s Form N-Q are available without charge, upon request, by contacting the Fund at 1-800-528-3780 and on the SEC s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.



Aegis High Yield Fund
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201
Phone:  (800) 528-3780
Internet:  www.aegisfunds.com

Board of Trustees
Scott L. Barbee
William S. Berno
Edward P. Faberman
Albert P. Lindemann III
Eskander Matta
David A. Giannini

Officers
William S. Berno, President
Scott L. Barbee, Treasurer
Paul Gambal, Secretary
Skyler S. Showell, Chief Compliance Officer

Investment Advisor
Aegis Financial Corporation
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri  64106

Independent Registered Public Accounting Firm
Briggs Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, Pennsylvania  19102

Counsel
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C.  20005



Item 2.  	Code of Ethics

	Not applicable to semi-annual reports.

Item 3. 	 Audit Committee Financial Expert

	Not applicable to semi-annual reports.

Item 4.  	Principal Accountant Fees and Services

	Not applicable to semi-annual reports.

Item 5.  	Audit Committee of Listed Registrants

     	Not applicable.

Item 6.  	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

	Not applicable.

Item 8.  	Portfolio Managers of Closed-End Management Investment
Companies

 	Not applicable.

Item 9.   	Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers

	Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

	Not applicable.


Item 11 - Controls and Procedures.

(a) The registrant s principal executive officer and principal financial officer have concluded that the registrant s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this document.

(b) There were no changes in the registrant s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the first fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant s internal control over financial reporting.

Item 12.  Exhibits

(a)(1) Code of Ethics

Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

	Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of
Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350)-- filed as an attachment to this filing (Exhibits (c) and (d)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By:  /s/ William S. Berno
      William S. Berno, President

Date:  September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William S. Berno
	William S. Berno, President

Date:	 September 6, 2006


By:	/s/ Scott L. Barbee
	Scott L. Barbee, Treasurer

Date:  September 6, 2006